Property, Plant and Equipment (Details) - Schedule of property plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost:
Beginning balance	$ 277,724,918	$ 206,106,586
Additions	110,184,248	71,618,332
Ending balance	387,909,166	277,724,918
Depreciation:
Beginning balance	14,496,330	8,477,472
Charge for the year	6,109,311	6,018,858
Ending balance	20,605,641	14,496,330
Net carrying amount:
Net carrying amount closing balance	367,303,525	263,228,588
Buildings [Member]
Cost:
Beginning balance	28,037,886	28,037,886
Additions
Ending balance	28,037,886	28,037,886
Depreciation:
Beginning balance	2,372,081	1,250,566
Charge for the year	1,121,515	1,121,515
Ending balance	3,493,596	2,372,081
Net carrying amount:
Net carrying amount closing balance	24,544,290	25,665,805
Tanks [Member]
Cost:
Beginning balance	76,100,795	76,100,795
Additions	118,203
Ending balance	76,218,998	76,100,795
Depreciation:
Beginning balance	3,312,144	1,746,725
Charge for the year	1,568,648	1,565,419
Ending balance	4,880,792	3,312,144
Net carrying amount:
Net carrying amount closing balance	71,338,206	72,788,651
Installations [Member]
Cost:
Beginning balance	65,878,129	65,868,246
Additions	24,997	9,883
Ending balance	65,903,126	65,878,129
Depreciation:
Beginning balance	5,978,336	3,148,665
Charge for the year	2,789,951	2,829,671
Ending balance	8,768,287	5,978,336
Net carrying amount:
Net carrying amount closing balance	57,134,839	59,899,793
Other equipment [Member]
Cost:
Beginning balance	218,827	213,843
Additions	49,916	4,984
Ending balance	268,743	218,827
Depreciation:
Beginning balance	79,673	36,436
Charge for the year	50,482	43,237
Ending balance	130,155	79,673
Net carrying amount:
Net carrying amount closing balance	138,588	139,154
Right-of-use asset (land) [Member]
Cost:
Beginning balance	27,540,969	27,540,969
Additions	56,359,642
Ending balance	83,900,611	27,540,969
Depreciation:
Beginning balance	2,754,096	2,295,080
Charge for the year	578,715	459,016
Ending balance	3,332,811	2,754,096
Net carrying amount:
Net carrying amount closing balance	80,567,800	24,786,873
Capital work in progress [Member]
Cost:
Beginning balance	79,948,312	8,344,847
Additions	53,631,490	71,603,465
Ending balance	133,579,802	79,948,312
Depreciation:
Beginning balance
Charge for the year
Ending balance
Net carrying amount:
Net carrying amount closing balance	$ 133,579,802	$ 79,948,312